Goodwill and Intangible assets - Schedule of Components of Finite-Lived Intangible Assets, Accumulated Amortization, and Indefinite-Lived Assets (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Finite Lived Intangible Assets [Line Items]
Total indefinite-life intangibles, Amount				$ 36,852	$ 36,953
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]				Intangible Assets, Net (Excluding Goodwill)	Intangible Assets, Net (Excluding Goodwill)
Accumulated Impairment Losses	$ 0		$ 0	$ (17,477)	$ (1,281)
Total indefinite-life intangibles, Net amount				19,375	35,672
Total other intangible assets				(16,196)	(1,281)
Total other intangible assets accumulated impairment losses				(17,477)	(1,281)
Total definite-life intangibles, Gross Carrying Amount				30,100	32,600
Total definite-life intangibles, Accumulated Amortization				(10,481)	(5,175)
Total definite-life intangibles, Net Carrying Amount				19,619	27,425
Total other intangibles assets, Gross Carrying Amount				66,952	69,553
Total other intangibles assets, Accumulated Amortization				(10,481)	(5,175)
Total other intangibles assets, Net Carrying Amount				38,994	63,097
Customer and Sommelier Relationships
Finite Lived Intangible Assets [Line Items]
Total definite-life intangibles, Gross Carrying Amount				28,200	30,700
Total definite-life intangibles, Accumulated Amortization				(9,812)	(4,922)
Total definite-life intangibles, Net Carrying Amount				18,388	25,778
Trade names and Trademarks
Finite Lived Intangible Assets [Line Items]
Total indefinite-life intangibles, Amount				30,102	30,203
Accumulated Impairment Losses		$ (12,600)		(17,477)	(1,281)
Total indefinite-life intangibles, Net amount				12,625	28,922
Total definite-life intangibles, Gross Carrying Amount				1,900	1,900
Total definite-life intangibles, Accumulated Amortization				(669)	(253)
Total definite-life intangibles, Net Carrying Amount				1,231	1,647
Winery Use Permits
Finite Lived Intangible Assets [Line Items]
Total indefinite-life intangibles, Amount				6,750	6,750
Total indefinite-life intangibles, Net amount				$ 6,750	$ 6,750